PREPAID AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
PREPAID AND OTHER CURRENT ASSETS, NET [Abstract]
Schedule of Prepaid and Other Current Assets
Prepaid and other current assets consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB

Amount due from minority shareholder (Note i)	54,023	-
Amount due from Xihua Group (Note ii)	49,800	49,800
Value added tax refundable (Note iii)	24,811	5,165
Due from former owners	5,743	5,743
Staff advances	6,008	5,857
Rental deposits	7,835	3,804
Prepaid professional services fees	3,045	6,513
Prepaid rental fees	3,533	5,520
Receivable from Zhenjiang operating rights (Note iv)	35,000	35,000
Receivable from Jinghan Group (Note v)	122,822	-
Others (Note vi)	20,302	23,327
Total before allowance for doubtful accounts	332,922	140,729
Less: allowance for doubtful accounts (Note vii)	(179,055)	(11,212)
Total	153,867	129,517

Schedule of Allowance for Doubtful Accounts
Allowance for doubtful accounts:

	As of December 31,
	2016	2017
	RMB	RMB

Balance at beginning of year	(195,254)	(179,055)
Addition (Note vii)	(1,727)	(2,690)
Decrease due to disposal of subsidiary (Note iii)	-	19,647
Written off (Note i and v)	17,926	150,886
Balance at end of year	(179,055)	(11,212)